SUBSEQUENT EVENT (Details) $ in Thousands	Oct. 31, 2017 USD ($)
CSC Holdings | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Repayment of revolving credit facility	$ 500,000